SHARE BASED COMPENSATION - Restricted Stock Unit (RSUs) Activity (Details) - RSUs - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of RSUs
Beginning balance (in shares)	5,753,975
Granted (in shares)	45,856,837
Vested (in shares)	(5,548,382)	(7,500)
Forfeited (in shares)	(3,978,031)
Ending balance (in shares)	42,084,399	5,753,975
Weighted Average Grant Date Fair Value Per Share
Beginning balance (in dollars per share)	$ 5.3
Granted (in dollars per share)	1.0
Vested (in dollars per share)	2.1
Forfeited (in dollars per share)	2.2
Ending balance (in dollars per share)	$ 1.4	$ 5.3